Core Deposit Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization Expense [Line Items]
Amortization Expenses	$ 101,000	$ 116,000	$ 121,000
Core deposit intangible	0	0	0
Core Deposits [Member]
Amortization Expense [Line Items]
Amortization Expenses	$ 101,000	$ 116,000	$ 121,000
Asset Amortized over an estimated life	10 years